Leases (Details 5) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current
Lease liability	€ 9,958	€ 7,651
Current
Trade and other payables (note 19)	826	671
Balance at December 31	€ 10,784	€ 8,322